Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	36.00%	35.00%
States and local governments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	38.00%	44.00%
Covered bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	3.00%	6.00%
Multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	0.00%	3.00%
CDS covered corporates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	0.00%	2.00%
Corporates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity investments (as a percentage)	23.00%	10.00%